Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]